Long-term interest bearing debt and interest expenses	6 Months Ended
Jun. 30, 2013
Long-term interest bearing debt and interest expenses [Abstract]
Long-term interest bearing debt and interest expenses
Note 8 – Long-term interest bearing debt and interest expenses

For each of the Rig Financing Agreements, the Company has entered into loan agreements with Seadrill, and these related party loan agreements are classified as related party transactions, under which the Company makes principal and interest payments directly to Seadrill, corresponding to that proportion of the loan relating to the West Capella, West Aquarius, West Vencedor, West Capricorn, and the T-15.

As of June 30, 2013 and December 31, 2012, the Company had the following amounts outstanding under credit facilities:

(In US$ millions)	June 30, 2013	December 31, 2012

Credit facilities:
US$1,500 facility (June 2014)	$490.8	$572.6
US$1,200 facility (June 2015)	98.8	111.1
US$109.5 vendor financing facility (May 2016)	109.5	-
US$550 facility (December 2016)	467.6	508.5
US$440 facility (December 2017)	95.5	100.5
Total interest bearing debt	$1,262.2	$1,292.7

Less: current portion	(572.3)	(235.6)
Long-term portion of interest bearing debt	$689.9	$1,057.1

The December 31, 2012 balance has been retroactively adjusted for the impact of the acquisition of the tender rig T-15 to include the $100.5 million in the opening balance on the $440 million credit facility. As at December 31, 2012 the short term portion of this facility was $10.1 million.

The outstanding debt as of June 30, 2013 is repayable as follows:

(In US$ millions)	As at June 30,
Twelve months ended June 30, 2014	$572.3
Twelve months ended June 30, 2015	147.4
Twelve months ended June 30, 2016	174.5
Twelve months ended June 30, 2017	312.6
Twelve months ended June 30, 2018 and thereafter	55.4
Total interest bearing debt	$1,262.2

On May 17, 2013, as part of the acquisition of the T-15 tender rig, the Company assumed the associated outstanding debt of $100.5 million on a back to back basis with Seadrill. This is part of the existing $440 million facility that Seadrill has entered into with a syndicate of banks. The facility bears interest of 3 month LIBOR plus a margin of 3.25% and matures in December 2017.

In addition, on May 17, 2013, a further $109.5 million was borrowed as vendor financing from Seadrill. The facility bears interest of LIBOR plus a margin of 5.00% and matures in May 2016.